Expense Example	Jul. 31, 2024 USD ($)
ESG Diversified Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,128
ESG Diversified Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	880
ESG Diversified Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,330
ESG Diversified Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,086